PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,
	2 0 2 5	2 0 2 4
Cost:
Electronic equipment	71,476	66,304
Office furniture and equipment	9,487	6,105
Leasehold improvements	47,983	41,135
Land and building	38,321	26,683
	167,267	140,227

Accumulated depreciation:
Electronic equipment	44,551	41,280
Office furniture and equipment	3,318	4,461
Leasehold improvements	15,456	12,701
Land and building	1,317	39
	64,642	58,481
Net book value	102,625	81,746